Exhibit 99.2

Data Capture Summary

Run Date - 3/15/2022 6:52:34 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Type	0	270	0.00%	270
Product Type	0	270	0.00%	270
Original Appraised Value	37	270	13.70%	270
Borrower Birth Date	48	270	17.78%	270
Borrower Gender	20	270	7.41%	270
Property City	0	270	0.00%	270
Initial Draw	69	270	25.56%	270
Coborrower Birth Date	16	72	22.22%	270
Coborrower Gender	13	72	18.06%	270
Index Type	2	213	0.94%	270
Maximum Interest Rate (Life Cap)	8	213	3.76%	270
Originator	6	270	2.22%	270
Margin	2	213	0.94%	270
Origination Date	13	270	4.81%	270
Original Interest Rate	6	270	2.22%	270
Original Principal Limit	20	270	7.41%	270
Property Type	11	270	4.07%	270
Most Recent Value Date	30	270	11.11%	270
Most Recent Value ($)	12	270	4.44%	270
Property State	0	270	0.00%	270
Property Address	0	270	0.00%	270
Most Recent Value Type	6	270	2.22%	270
Property Zip Code	0	270	0.00%	270
Total	319	5,643	5.65%	270